Incentive Stock Plan - Restricted Stock Units (Details) - Restricted Stock Units - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restricted Stock Units
Unvested at beginning of period (in shares)	2,477,569
Grants (in shares)	1,742,551
Vested (in shares)	(2,024,786)
Forfeited (in shares)	(183,986)
Unvested at end of period (in shares)	2,011,348	2,477,569
Weighted Average Grant Date Fair Value
Unvested at beginning of period (in dollars per share)	$ 6.19
Granted (in dollars per share)	13.32	$ 6.91	$ 6.15
Vested (in dollars per share)	7.52
Forfeited (in dollars per share)	6.67
Unvested at end of period (in dollars per share)	$ 11.02	$ 6.19